MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Functional and Presentation Currency
(a)	Functional and Presentation Currency

These Financial Statements are presented in Canadian dollars, which is the functional currency of the Company and its Canadian subsidiaries. The functional currency for the Company’s subsidiaries in the United States is US dollars. The functional currency for the Company’s subsidiaries in Australia is Australian dollars.

Translation of foreign currency transactions and balances

Transactions in foreign currencies are initially recorded in the functional currency at the exchange rates ruling at the date of the transaction. The subsequent payment or receipt of funds related to a transaction is translated at the rate applicable on the date of payment or receipt. Monetary assets and liabilities which are denominated in foreign currencies are re-translated at the rate of exchange ruling at the reporting date. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate as at the date of the initial transaction. All exchange differences in the consolidated financial statements are taken to the Statement of Loss and Other Comprehensive Loss.

The assets and liabilities of subsidiaries with functional currency other than Canadian dollars (being the presentation currency of the Company) are translated into Canadian dollars at the exchange rate at the reporting date and the Statement of Loss and Comprehensive Loss is translated at the average exchange rate for the period. On consolidation, exchange differences arising from the translation of these subsidiaries are recognized in Other Comprehensive Loss.

Cash and Cash Equivalents
(b)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and term deposits which are available on demand or have an initial term of 90 days or less or which are readily convertible to known amounts of cash at any time without significant penalty.

Exploration and Evaluation Assets
(c)	Exploration and Evaluation Assets

Once the legal right to explore a property has been obtained, exploration and evaluation costs are capitalized as exploration and evaluation assets on an area of interest basis, pending determination of the technical feasibility and commercial viability of the property. Capitalized costs include costs directly related to exploration and evaluation activities in the area of interest. Overhead costs are only allocated to the asset to the extent that those costs can be directly related to operational activities in the relevant area of interest. When a claim is relinquished, or a project is abandoned, the related deferred costs are recognized in profit or loss immediately.

Although the Company has taken steps to verify its title to exploration and evaluation assets in which it has an interest, in accordance with industry standards for similarly advanced exploration properties, these procedures do not guarantee the Company’s title. A property may be subject to unregistered prior agreements or inadvertent non-compliance with regulatory requirements.

At each reporting date, management reviews properties for events and circumstances which may indicate possible impairment.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest is demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining and development assets within property, plant and equipment.

Equipment
(d)	Equipment

(i)Recognition and measurement

Items of equipment are stated at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset.

(ii)Subsequent costs

The cost of replacing part of an item of equipment is recognized when that cost is incurred, if it is probable that the future economic benefits of the item will flow to the Company and the cost of the item can be measured reliably.

(iii)	Depreciation

The carrying amount of equipment (including initial and subsequent capital expenditures) is amortized to the estimated residual value over the estimated useful life of the specific assets. Depreciation is calculated over the estimated useful life of each significant component of equipment as follows:

Field and office equipment	5 years straight-line
Right-of-use assets	Straight-line over term of the lease
Leasehold improvements	Straight-line over term of the lease
Furniture	5 years straight-line
Vehicles	5 years straight-line

Depreciation methods, useful lives, and residual values are reviewed at least annually and adjusted if appropriate.

(iv)	Disposal

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount of the item and are recognized in profit or loss.

Impairment - Non-Financial Assets
(e)	Impairment – Non-Financial Assets

At each reporting date the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

An impairment loss is recognized when the carrying amount of an asset, or a cash generating unit (“CGU”), exceeds its recoverable amount. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The recoverable amount of an asset is the greater of an asset’s fair value less the cost to sell the asset and its value in use. In assessing value in use, estimated future cash flows are discounted to present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the CGU to which the asset belongs.

Impairment losses are recognized in profit and loss for the period. Impairment losses recognized in respect of CGUs are allocated first to reduce the carrying amount of any goodwill allocated to the CGUs and then to reduce the carrying amount of the other assets in the unit on a pro-rata basis.

An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimate used to determine the recoverable amount, however, not to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years.

Assets that have an indefinite useful life are not subject to depreciation and are tested annually for impairment.

Asset Retirement Obligations
(f)	Asset Retirement Obligations

Asset retirement obligations are recorded when a present legal or constructive obligation exists as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The unwinding of the discount is recognized as interest expense.

Changes in reclamation estimates are accounted for prospectively as a change in the corresponding capitalized cost.

Share Capital
(g)	Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity. Common shares issued for consideration other than cash, are measured based on the fair value of the consideration received, unless the fair value cannot be estimated reliably, in which case they are measured at the fair value of the shares at the date the shares are issued.

Warrants
(h)	Warrants

From time to time, warrants are issued as part of a unit which is made up of a common share and a full or partial warrant. The warrant allows the holder to acquire common shares of the Company. The Company uses the residual value in assigning the value to the warrant which is included in the warrant reserve in the statement of changes in equity.

Share-based payments
(i)	Share-based payments

The Company’s Omnibus Long-Term Incentive Plan (“Omnibus Plan”) allows Company employees, directors, officers and consultants to acquire common shares of the Company. Share-based payment arrangements related to stock option awards and restricted share units are measured at fair value. Compensation expense for all stock options awarded to employees is measured based on the fair value of the options on the date of grant which is determined using the Black-Scholes option pricing model. The Black-Scholes model involves six key inputs to determine the fair value of an option: risk-free interest rate, exercise price, market price at date of issue, expected dividend yield, expected life, and expected volatility. Certain of the inputs are estimates that may involve judgment and are, or could be, affected by significant factors that are out of the Company’s control. The Company is also required to estimate the future forfeiture rate of options based on historical information in its calculation of share-based payment expense. For equity settled restricted share units, compensation expense is measured based on the quoted market value of the shares. Fair value is measured at the grant date, and each tranche is recognized using the graded vesting method over the period during which the options vest. Refer to Note 14 for further details.

At each reporting date, the amount recognized as an expense is adjusted to reflect the actual number of stock options and restricted share units that are expected to vest. The fair value of stock options and restricted share units granted are recognized as a share-based payment expense or capitalized to exploration and evaluation assets with a corresponding increase in equity reserves.

In situations where equity instruments are issued to settle amounts due or for goods or services received by the Company, the transaction is measured at the fair value of the goods or services received unless that fair value cannot be estimated reliably, in which case the good or services received and corresponding increase in equity are measured at the fair value of the equity instrument issued.

Flow-through shares
(j)	Flow-through shares

Resource expenditure deductions for income tax purposes related to exploration activities funded by flow-through share arrangements are renounced to investors under Canadian income tax legislation. On issuance, the Company separates the flow-through share into i) a flow-through share premium, equal to the estimated premium, if any, investors paid for the flow-through feature, which is recognized as a liability due to the obligation to incur eligible expenditures and ii) share capital. Upon eligible exploration expenditures being incurred, the Company recognizes a deferred tax liability for the amount of tax deduction renounced to shareholders. To the extent that eligible deferred income tax assets are available, the Company will reduce the deferred income tax liability and records a deferred income tax recovery. Proceeds received from the issuance of flow-through shares must be expended on Canadian resource property exploration within a period of two years. Failure to expend such funds as required under the Canadian income tax legislation will result in a Part XII.6 tax to the Company on flow-through proceeds renounced under the “Look-back” Rule. If applicable, this tax is classified as an administration expense.

Loss per Share
(k)	Loss per Share

Basic loss per share is calculated by dividing the loss for the year by the weighted average number of common shares outstanding during the year.

The Company uses the treasury stock method to compute the dilutive effect of options and other similar instruments. Under this method, the weighted average number of shares outstanding used in the calculation of diluted loss per share assumes that the deemed proceeds received from the exercise of stock options and their equivalents would be used to repurchase common shares of the Company at the average market price during the period.

Shares to be issued on existing stock options, warrants and convertible debentures are included in the computation of diluted loss per share only up to the point that doing so would not be anti-dilutive.

Leases and Right-of-use Assets
(l)	Leases and Right-of-use Assets

A contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period in exchange for consideration. At inception or on reassessment of a contract that contains a lease component, the Company has elected not to separate non-lease components and will instead account for the lease and non-lease components as a single lease component.

The Company recognizes right-of-use assets at the commencement date of the lease and is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses and adjusted for any changes to lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date. In addition, right-of-use assets may be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The Company has elected not to recognize a right-of-use asset and corresponding lease liability for short-term leases with terms of 12 months or less and leases of low-value assets. Lease payments on these assets are expensed to profit or loss as incurred.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that cannot be readily determined, the Company’s incremental borrowing rate. The carrying amount of lease liabilities is remeasured if there is a modification to an index or rate, a change in the residual value guarantee, or changes in the assessment of whether a purchase, extension or termination option will be exercised.

Assets held for sale and discontinued operations
(m)	Assets held for sale and discontinued operations

Assets held for sale

Assets and businesses classified as held for sale are measured at the lower of its carrying amount and fair value less costs to sell. Assets and businesses are classified as held for sale if their carrying amount will be recovered or settled principally through a sale transaction rather than through continuing use. The asset or business must be available for immediate sale and the sale must be highly probable within one year. Impairment losses, if any, on initial classification as held for sale and gains or losses on subsequent remeasurements are included in the consolidated statement of loss. No depreciation is charged on assets and businesses classified as held for sale.

Discontinued operations

A component of the Company that has been disposed of or classified as held for sale and represents a separate major geographical area of operations is classified as a discontinued operation. Discontinued operations are presented in the consolidated statements of operations as a separate line.

Contingencies
(n)	Contingencies

Contingent assets and contingent liabilities are possible assets or possible obligations, respectively, that arise from past events and the existence of which will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company. Contingent assets are not recognized and are only recognized when the realisation of income is virtually certain. A contingent liability can also be a present obligation that arises from past events but is only recognized when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation or when a reliable estimate of the amount of the obligation can be made.

Joint operation
(o)	Joint operation

The Financial Statements include the Company’s interest in a joint venture agreement with Purepoint Uranium. Joint control is the contractually agreed sharing of control of an arrangement, which exists when decisions about the activities that significantly affect the returns of the arrangement require the unanimous consent of the parties sharing control. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement. The Company proportionately consolidates its share of the joint operation’s assets, liabilities, incomes and expenses.

The Company recognizes gains or losses from sales or contributions of assets with its joint operation only to the extent of the other party’s interest in the joint operation. The Company recognizes gains or losses from purchases of assets from its joint operation only when the Company resells such assets to a third party.

Income taxes
(p)	Income taxes

Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plan for the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Financial Instruments
(q)	Financial Instruments
(i)	Classification

The Company classifies its financial assets in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading (including all equity derivative instruments) are classified as at FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives), or the Company has opted to measure them at FVTPL (such as the Convertible Debentures).

(i)	Classification (continued)

The Company has the following financial instruments, which are classified under IFRS 9 in the table below:

Financial assets/liabilities	Classification
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Marketable securities	FVTOCI
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	FVTPL

(ii)	Measurement

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. If the fair value of the elected investments differ significantly from the fair value of the consideration paid, then a gain or loss is recognized in profit or loss in the period of initial recognition, unless the Company’s own equity instruments are issued as consideration. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income (loss). Gains or losses on foreign exchange differences on foreign currency denominated equity instruments are recognized in FVTOCI. Equity instruments with no quoted market are measured at the price of its most recent share issuance, or at cost if insufficient information is available to measure fair value or if there is a wide range of possible fair value measurements and cost represents the best estimate of fair value within that range.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed as incurred. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise, except for the change in fair value attributable to changes in the credit risk of the financial liabilities, which is presented in other comprehensive (loss) income. The Company’s Convertible Debentures have been recognized at FVTPL.

Offsetting financial instruments

Financial assets and financial liabilities are offset and presented at the net amount on the statements of financial position when there is a legally enforceable right to offset the recognized financial instruments and the Company intends to settle on a net basis or plans to realize the financial asset and settle the financial liability simultaneously.

(iii)	Impairment of financial assets at amortized cost

Under IFRS 9, the Company recognizes a loss allowance using the expected credit loss model on financial assets that are measured at amortized cost.

At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses.

Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

(iv)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the profit or loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within the accumulated other comprehensive income (loss).

Financial liabilities

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognized in the profit or loss.

Where accounts payable are settled via electronic cash transfers, they are derecognized when the Company has no ability to withdraw, stop or cancel the payment, has lost the practical ability to access the cash as a result of the electronic payment instruction, and the risk of a settlement not occurring is insignificant.

Adoption of new accounting pronouncements
(r)	Adoption of new accounting pronouncements

The following standard was adopted by the Company on January 1, 2025, as required:

Amendment to IAS 21 – Lack of exchangeability

The IASB has issued an amendment to IAS 21 – The Effects of Changes in Foreign Exchange Rates when one foreign currency cannot be exchanged into another. This may occur because of government-imposed controls on capital imports or exports, or a limitation on the volume of foreign currency transactions that can be undertaken at an official exchange rate. The amendment clarifies when a currency is considered exchangeable into another currency and how an entity estimates a spot rate for currencies that lack exchangeability. The amendment is effective for annual reporting periods beginning on or after January 1, 2025, with early adoption permitted.

The Company adopted this amendment on January 1, 2025, as required. The adoption of this amendment did not result in any changes to the Financial Statements.

The following standard has been issued and is not yet effective:

IFRS 18 – Presentation and Disclosure in Financial Statements

The IASB has issued IFRS 18 – Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new requirements for the presentation of financial performance, including revised categories in the statements of loss, enhanced disclosures on management-defined performance measures, and greater consistency in financial statement presentation. The standard is effective for annual reporting periods beginning on or after January 1, 2027 and applies retrospectively, with early adoption permitted.

The Company is currently assessing the impact of IFRS 18 on its Financial Statements and will implement necessary changes to ensure compliance with the new requirements once the standard becomes effective on January 1, 2027.